QUARTERLY REPORT
                                 JUNE 30, 2002

                                      FMI
                                   Focus Fund

                                   A NO-LOAD
                                  MUTUAL FUND

FMI Focus Fund

                                                              September 12, 2002

Dear Fellow Shareholders:

  Investor focus of late has moved away from a discussion of the economic fundamentals and stock market forecasts, to concentrate squarely on corporate transgressions - more specifically, executive compensation and accounting fraud. This has exacerbated and, in fact, accelerated a market decline that was already grappling with issues of the soundness of the economic recovery and the fundamental strength of corporate earnings growth. While the aforementioned issues are serious and in our opinion need to be addressed, they will be, and we will move forward, as has been true of other such times in America's business history.

  In the interim, however, they have worried a market that was already skittish and presented us with some wonderful opportunities, which Rick and Glenn will discuss in the portfolio report. The environment in which we find ourselves, quite frankly, excites us in that it is ideally suited to the art of individual security selection. The investment skills we believe we possess here at the FMI Focus Fund will allow us to uncover some true investment gems in today's stock market landscape. As Rick and Glenn will detail, we have begun to reposition the FMI Focus Fund into what we believe to be the most attractive segment of the market, small cap growth, where we think valuations are compelling.

  Our years in the investment business have taught us that while in the short run times like this can be somewhat frustrating to both us as managers as well as our shareholders, it allows us to sow the seeds today for tomorrow's investment winners. As always, we thank you for your commitment to the FMI Focus Fund, and your partnering with us as shareholders.

Sincerely,

/s/Ted D. Kellner

Ted D. Kellner, C.F.A.
President

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

THE VALUE OF A $10,000 INVESTMENT IN THE FMI FOCUS FUND FROM ITS INCEPTION (12/16/96) TO 6/30/02 AS COMPARED TO THE STANDARD & POOR'S 500 AND THE RUSSELL 2000

Date              FMI Focus Fund       Standard & Poor's 500      Russell 2000
----              --------------       ---------------------      ------------
12/16/96             $10,000                  $10,000                $10,000
12/31/96             $10,245                  $10,280                $10,350
3/31/97              $10,736                  $10,549                 $9,815
6/30/97              $12,709                  $12,390                $11,406
9/30/97              $16,796                  $13,333                $13,103
12/31/97             $17,391                  $13,712                $12,664
3/31/98              $19,876                  $15,626                $13,938
6/30/98              $19,687                  $16,145                $13,289
9/30/98              $17,838                  $14,553                $10,611
12/31/98             $23,561                  $17,654                $12,342
3/31/99              $22,826                  $18,533                $11,673
6/30/99              $27,450                  $19,840                $13,488
9/30/99              $26,372                  $18,599                $12,634
12/31/99             $36,309                  $21,367                $14,965
3/31/00              $46,693                  $21,858                $16,025
6/30/00              $47,926                  $21,277                $15,419
9/30/00              $50,634                  $21,071                $15,590
12/31/00             $44,803                  $19,424                $14,513
3/31/01              $40,107                  $17,121                $13,568
6/30/01              $45,270                  $18,123                $15,507
9/30/01              $35,815                  $15,463                $12,283
12/31/01             $45,939                  $17,116                $14,874
3/31/02              $48,707                  $17,163                $15,466
6/30/02              $42,035                  $14,863                $14,174

RESULTS FROM FUND INCEPTION (12/16/96) THROUGH 6/30/02
                                                                    Annualized
                                         Total        Total  Total Return*<F1>
                            Total  Return*<F1>  Return*<F1>    Through 6/30/02
                      Return*<F1>      For the    For the 5          From Fund
                           Last 3   Year Ended  Years Ended          Inception
                           Months      6/30/02      6/30/02           12/16/96
                           ------      -------      -------            -------
FMI Focus Fund             -13.7%        -7.2%        27.0%              29.6%
Standard & Poor's 500      -13.4%       -18.0%         3.7%               7.4%
Russell 2000                -8.4%        -8.6%         4.4%               6.5%

*<F1> Total return includes change in share prices and in each case includes reinvestments of any dividends, interest and capital gain distributions.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that when redeemed an investor's shares may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                              September 12, 2002

Dear Fellow Shareholders:

  This has been a difficult letter to write. We are living through one of the worst investment periods of our generation. Many of the major indices have had peak to trough declines rivaling the modern-day bear market record of 1973-1974. Through most of the bear market, the FMI Focus Fund held up remarkably well. Alas, the bear finally found us during the second quarter. There are no sugar-coating recent results. This has clearly been the most challenging period in the Focus Fund's 5 1/2 year history.

  We, the management of the Fund, are painfully aware. As we have pointed out many times in the past, we eat our own cooking. Most of our own financial assets are invested in the Fund, side-by-side with you, our shareholder partners. Yet, our conviction in our investment process remains unshaken. Notwithstanding recent difficult results, we continue to believe our philosophy of searching for good quality franchise businesses occupying an important industry niche (strategic value) and selling at a discount to private market value (essentially what another company would pay to buy the entire company in a transaction) makes sense. This is "the girl we brought to the dance" and we are going to stick with her.

  The magnitude of this bear market will have left no one unscathed. While pure value managers have held up much better over the past several years, most of those funds did not do particularly well during the 1998-1999 period. At times, all styles of money management come into and fall out of favor. Good managers, with a consistent style, tend to distance themselves over time, through an economic/investment cycle.

  We have encountered rough patches in the past, such as the "Asian Contagion" in 1998. We stuck with our investment philosophy and process and we are glad we did. We intend to do the same thing now. We encourage our shareholders to do the same.

  Notwithstanding the recent experience, our full cycle performance over the past 5 1/2 years has been very strong. We will carry on with our discipline which has worked well for us - most of the time. We understand that there will be times of underperformance. Indeed, any attempt to outperform all of the time would require changing investment styles to catch the current wave. We are not smart enough to do that, and we don't believe many investors are. Usually, one ends up chasing performance and that rarely works. We believe many of the companies in our portfolio offer outstanding value even if the market as a whole is fairly valued, in our opinion.

  Through a series of charts, graphs, and histograms, we will spend the balance of the shareholder letter reviewing why we tilted the portfolio back toward small-cap growth stocks during the second quarter. Also, we will discuss why we are convinced it was, and is, the right strategic move. The discussion essentially expands on the last shareholder letter which can be found on our website at www.fiduciarymgt.com. We are truly excited about the risk/reward in the small-cap growth sector over the next several years. We hope that you, our shareholder partners, come away from the discussion equally convinced and excited. We want you to understand our willingness to endure some short-term pain as we move into this attractive sector.

OUTLOOK

  Recall our discussion in last quarter's shareholder report. We presented several charts and graphs supporting our position:

  1) Small-cap stocks tend to outperform their larger-cap brethren coming out of a recession.

  2) Valuation of small companies in terms of price-to-earnings and price-to-sales ratios was lower than large-cap stocks.

  3) Small-cap growth stocks appeared more attractive than small-cap value, generally speaking.

  We still believe this is the case and, at the risk of beating the point to death, display a series of graphs and histograms, published by The Leuthold Group, one of our independent research sources.

  The first two histograms show the price-to-earnings ratio ("p/e"), the most common valuation metric, of small-cap stocks versus large-cap stocks. For small-cap stocks, we are using the median normalized p/e ratio for the largest 3000 stocks. Normalizing takes the average earnings of the past four years and one year forward estimates as a way to smooth out cyclical factors. The S&P Industrials are being used as a large-cap proxy. Note the dramatic difference. The current p/e on small-cap stocks are below its historical median valuation, while large-cap stocks are still well above their median valuation.

                         MEDIAN NORMALIZED P/E RATIOS
                           MONTH END CLOSING LEVELS
                             AUGUST 1976 TO DATE
                                 311 MONTHS

       MEDIAN                        MEDIAN                        MEDIAN
     NORMALIZED                    NORMALIZED                    NORMALIZED
     P/E RATIOS                    P/E RATIOS                    P/E RATIOS
     (MONTHLY)                     (MONTHLY)                     (MONTHLY)
      FOR 3000                      FOR 3000                      FOR 3000
       STOCKS                        STOCKS                        STOCKS
    1972 TO DATE    MONTH/YEAR    1972 TO DATE    MONTH/YEAR    1972 TO DATE    MONTH/YEAR
------------------------------------------------------------------------------------------
         7.5           3-80           13.5           2-91           17.0          1-01
         8.0           7-82                          7-90                        12-99
                       4-80                          4-90                        11-99
                       3-79                          2-90                         8-99
                       2-79                          1-90                         7-99
                      12-78                         12-88                         5-99
                      11-78                         11-88                         8-98
                      10-78                          2-88                        11-92
                       2-78                         10-85                         1-92
                       1-78                          6-85                         5-87
                      10-77                          5-85                         4-86
                       9-77                          3-85                         3-86
                       8-77                          2-85           17.5          5-00
                       5-77                          1-85                         6-99
                      11-76                         12-83                         2-99
                      10-76                          4-83                         2-92
                       8-76           14.0           6-02                         9-87
         8.5           8-82                          5-02                         6-87
                       6-82                          2-02                         4-87
                       5-82                         11-01                         2-87
                       3-82                          6-91                         6-86
                       6-80                          4-91                         5-86
                       5-80                          3-91           18.0          9-00
                      11-79                          3-90                         2-00
                      10-79                          2-89                         1-00
                       5-79                          1-89                        12-98
                       4-79                         10-88                        11-98
                       1-79                          9-88                        10-98
                       3-78                          8-88                         1-95
                      12-77                          5-88                        11-94
                      11-77                          3-88                         4-93
                       7-77                          8-85                         2-93
                       6-77                          7-85                        12-92
                       4-77                         11-83                         8-87
                       3-77                          9-83                         7-87
                       2-77                          8-83                         3-87
                       1-77           14.5           4-02           18.5          3-00
                       9-76                          1-02                         1-99
         9.0           9-82                         10-01                         4-95
                       4-82                          3-01                         3-95
                       2-82                         11-91                         2-95
                       9-81                          7-91                        12-94
                       2-80                          6-90                         7-94
                      12-79                          5-90                         6-94
                       7-79                         12-89                         6-93
                       6-79                         11-89                         5-93
                       6-78                         10-89                         3-93
                       5-78                          3-89                         1-93
                       4-78                          7-88           19.0          8-00
                      12-76                          6-88                         7-00
         9.5           1-82                          4-88                         6-00
                      12-81                         11-85                         4-97
                      10-81                          7-83                         5-95
                       7-80                          5-83                        10-94
                       1-80           15.0           3-02                         9-94
                       9-79                         12-01                         5-94
                       8-79                          8-01                         7-93
                       9-78                          7-01           19.5          3-97
                       8-78                         11-00                         7-96
                       7-78                          9-91                        10-95
        10.0          11-90                          8-91                         6-95
                      10-90                          5-91                         8-94
                      10-82                          6-89                         4-94
                      11-81                          4-89                         3-94
                       8-81                         12-86                        11-93
                       9-80                          9-86                         8-93
                       8-80                          1-86           20.0          4-00
        10.5          12-90                         12-85                        10-96
                       9-90                          6-83                         8-96
                       2-81           15.5           9-01                        11-95
                       1-81                          4-01                        12-93
                      12-80                          9-98                         9-93
                      10-80                          9-92           20.5          2-97
        11.0           1-91                          8-92                         9-96
                       7-84                          6-92                         2-96
                      12-82                         12-91                         1-96
                      11-82                         10-91                        12-95
                       7-81                          9-89                         9-95
                       3-81                          7-89                         8-95
                      11-80                          5-89                         7-95
        11.5          11-87                         11-86                         2-94
                      11-84                         10-86                        10-93
                       5-84                          7-86           21.0          7-98
                       6-81           16.0           6-01                         5-97
                       5-81                          5-01                         1-97
                       4-81                          2-01                        12-96
        12.0           8-90                         12-00                        11-96
                      12-87                         10-00                         6-96
                      10-87                          4-99                         3-96
                      12-84                          3-99                         1-94
                      10-84                         10-92           22.0          6-97
                       6-84                          7-92                         5-96
                       1-83                          5-92                         4-96
        12.5           1-88                          4-92           23.0          6-98
                       9-84                          8-89                         5-98
                       8-84                          8-86                         1-98
                       4-84                          2-86                        12-97
                       3-84           16.5          10-99                        11-97
                       2-84                          9-99                        10-97
                       2-83                          3-92                         8-97
        13.0           9-85                          1-87                         7-97
                       4-85                                         24.0          2-98
                       1-84                                                       9-97
                      10-83                                         25.0          4-98
                       3-83                                                       3-98

Value
Jul. 12
12.2x

Median
14.7x

The Leuthold Group Copyright (c) 2002

                                S&P INDUSTRIALS
                               QUARTERLY AVERAGE
                             NORMALIZED P/E RATIOS
                                 1926 TO DATE
                                 306 QUARTERS
                            (296 excluding outliers)

        S&P                           S&P                           S&P
   INDUSTRIALS :                 INDUSTRIALS :                 INDUSTRIALS :
   P/E RATIOS...                 P/E RATIOS...                 P/E RATIOS...
     NORMALIZED                    NORMALIZED                    NORMALIZED
  (5 Year Average)              (5 Year Average)              (5 Year Average)
    1926 TO DATE    YEAR/MONTH    1926 TO DATE    YEAR/MONTH    1926 TO DATE    YEAR/MONTH
------------------------------------------------------------------------------------------

         5.5          32-2            13.5           85-3           19.0          91-4
         6.0                                         58-1                         91-3
         6.5          32-4                           57-4                         91-2
                      32-3                           44-2                         89-4
         7.0                                         43-3                         87-1
         7.5                                         40-1                         72-1
         8.0          33-1                           39-2                         71-2
                      32-1                           38-2                         69-2
                      31-4                           27-2                         68-2
         8.5          82-3                           26-4                         67-2
                      82-2                           26-3                         62-2
                      82-1                           26-1                         45-4
                      50-1            14.0           85-4                         35-1
         9.0          80-2                           74-2                         29-2
                      80-1                           58-2                         29-1
                      79-1                           55-2                         28-4
                      78-1                           44-4           19.5          89-3
                      51-1                           44-3                         73-1
                      50-3                           33-4                         72-2
                      50-2                           31-1                         68-3
                      49-3            14.5           74-1                         67-4
                      49-2                           70-3                         67-3
                      49-1                           57-1                         66-2
         9.5          81-4                           47-2                         61-1
                      81-3                           39-3                         34-2
                      79-2                           38-1           20.0          93-2
                      53-4                           33-3                         93-1
                      53-3                           27-3                         92-4
                      53-2            15.0           70-2                         92-3
                      52-2                           39-4                         92-2
                      52-1                           39-1                         92-1
                      51-3                           28-1                         72-3
                      51-2            15.5           86-1                         68-4
                      42-2                           58-3                         66-1
        10.0          82-4                           57-3                         63-3
                      81-2                           57-2                         63-2
                      81-1                           47-4                         46-3
                      79-4                           47-3           21.0          94-2
                      79-3                           47-1                         93-3
                      78-4                           45-1                         87-2
                      78-2                           30-3                         72-4
                      54-1            16.0           90-4                         65-3
                      53-1                           70-4                         65-2
                      52-4                           56-4                         65-1
                      52-3                           56-1                         64-1
                      51-4                           55-3                         63-4
                      50-4                           37-4                         61-3
                      49-4                           29-4                         61-2
                      42-3                           27-4                         46-1
                      42-1            16.5           88-4                         35-2
        10.5          80-3                           88-3                         34-1
                      78-3                           70-1                         29-3
                      77-4                           56-2           22.0          95-4
                      74-4                           55-4                         95-2
                      41-4                           45-2                         95-1
                      41-2                           38-3                         94-4
        11            84-2                           28-2                         94-3
                      83-1            17.0           89-1                         94-1
                      80-4                           88-2                         93-4
                      77-3                           86-3                         65-4
                      77-2                           73-4                         64-3
                      75-1                           59-1                         64-2
                      54-2                           58-4                         62-1
                      48-1                           56-3                         61-4
                      42-4                           45-3                         46-2
                      41-3                           28-3                         37-3
                      41-1            17.5           90-3           23.0          95-3
                      40-3                           88-1                         87-3
                      31-3                           86-2                         64-4
        11.5          84-3                           73-3                         37-2
                      84-1                           69-4           24.0          96-1
                      77-1                           69-3                         35-3
                      74-3                           68-1           25.0          96-3
                      54-3                           66-4                         37-1
                      33-2                           62-3                         36-1
        12.0          84-4                           60-4           26.0          02-2
                      83-4                           60-3                         97-1
                      83-3                           60-2                         96-4
                      83-2                           46-4                         96-2
                      48-4                           38-4                         36-2
                      43-1                           30-2                         35-4
                      40-4                           30-1           28.0          02-1
                      40-2            18.0           91-1                         01-4
                      31-2                           90-1                         01-3
        12.5          85-1                           89-2                         01-2
                      76-1                           87-4                         97-4
                      75-4                           86-4                         97-2
                      75-3                           73-2                         36-3
                      75-2                           71-4           30.0          01-1
                      48-3                           71-1                         98-3
                      48-2                           67-1                         98-1
                      30-4                           66-3                         97-3
                      26-2                           60-1                         36-4
        13.0          85-2                           59-4           32.0          00-4
                      76-4                           59-3                         98-2
                      76-3                           59-2           34.0
                      76-2                           34-3           36.0          00-3
                      55-1            18.5           90-2                         99-1
                      54-4                           71-3                         98-4
                      44-1                           69-1           38.0          00-2
                      43-4                           63-1                         00-1
                      43-2                           62-4                         99-4
                      27-1                           34-4                         99-3
                                                                                  99-2
                                                                    40.0

Median
16.3

Value
Jul 12
22.1

                             Decile Distribution
                             (excluding outliers)
                             --------------------

                   First Decile              Below 9.8
                   Second Decile             9.8 to 11.1      ]Stocks Cheap
                   Third Decile              11.1 to 12.8

                   Fourth Decile             12.8 to 14.3
                   Fifth Decile              14.3 to 16.3
                   Sixth Decile              16.3 to 17.7
                   Seventh Decile            17.7 to 19.0

                   Eighth Decile             19.0 to 20.5
           NOW     Ninth Decile              20.5 to 22.5     ]Stocks Expensive
                   Tenth Decile              22.5 and above

Median: 16.3
Average: 16.8

104726/4742

High Quartile: 19.5x earnings and above
Low Quartile: 12.0x earnings and above

The Leuthold Group
Copyright (c) 2002

  The third chart attempts to reflect the historical relative valuation between small-caps and large-caps. From the first two charts, we understand small-caps are less expensive than large-caps. From the third chart, we see that small-caps are unusually cheap relative to their historical valuation vis-a-vis large-caps. Specifically, the ratio-of-ratios chart shows that currently, the normalized p/e for small-caps is only about 60% of the p/e for large-caps, which historically speaking, is an unusually large discount (opportunity).

                           NORMALIZED RATIO OF RATIOS
                           MONTHLY DATA 1976 TO DATE

               Date                           Normalized Ratios
               ----                           -----------------
               Jan-73                                64.9%
               Feb-73                                63.3%
               Mar-73                                62.3%
               Apr-73                                60.6%
               May-73                                59.0%
               Jun-73                                58.2%
               Jul-73                                58.2%
               Aug-73                                58.5%
               Sep-73                                60.7%
               Oct-73                                61.8%
               Nov-73                                58.7%
               Dec-73                                55.3%
               Feb-74                                60.4%
               Mar-74                                62.7%
               Mar-74                                63.7%
               Apr-74                                64.4%
               May-74                                62.7%
               Jun-74                                61.6%
               Jul-74                                62.7%
               Aug-74                                64.9%
               Sep-74                                64.7%
               Oct-74                                64.8%
               Nov-74                                61.9%
               Dec-74                                59.4%
               Jan-75                                67.3%
               Feb-75                                68.9%
               Mar-75                                67.2%
               May-75                                70.1%
               May-75                                67.3%
               Jun-75                                66.4%
               Aug-75                                64.9%
               Aug-75                                63.6%
               Sep-75                                63.0%
               Oct-75                                64.0%
               Nov-75                                60.8%
               Dec-75                                58.6%
               Jan-76                                62.0%
               Feb-76                                66.2%
               Mar-76                                65.6%
               Apr-76                                64.1%
               May-76                                63.9%
               Jun-76                                64.7%
               Jul-76                                65.1%
               Aug-76                                62.8%
               Oct-76                                65.5%
               Oct-76                                64.3%
               Nov-76                                64.6%
               Dec-76                                68.9%
               Jan-77                                70.5%
               Feb-77                                69.6%
               Apr-77                                72.3%
               Apr-77                                71.8%
               May-77                                72.5%
               Jul-77                                75.8%
               Jul-77                                75.2%
               Aug-77                                74.6%
               Sep-77                                76.2%
               Oct-77                                77.5%
               Dec-77                                81.5%
               Dec-77                                82.9%
               Jan-78                                81.2%
               Feb-78                                83.3%
               Mar-78                                85.1%
               Apr-78                                85.2%
               May-78                                87.1%
               Jun-78                                89.0%
               Jul-78                                85.7%
               Sep-78                                88.8%
               Sep-78                                89.6%
               Oct-78                                79.9%
               Dec-78                                83.1%
               Dec-78                                80.7%
               Jan-79                                86.8%
               Mar-79                                84.4%
               Mar-79                                87.0%
               Apr-79                                90.2%
               Jun-79                                89.3%
               Jun-79                                90.4%
               Jul-79                                92.1%
               Aug-79                                95.0%
               Sep-79                                90.9%
               Oct-79                                88.5%
               Nov-79                                89.9%
               Dec-79                                94.2%
               Feb-80                                91.8%
               Feb-80                                98.2%
               Mar-80                                84.1%
               Apr-80                                86.3%
               May-80                                87.0%
               Jun-80                                87.3%
               Jul-80                                93.8%
               Aug-80                                96.9%
               Sep-80                                96.3%
               Oct-80                               100.2%
               Nov-80                               103.4%
               Dec-80                                98.1%
               Jan-81                               101.7%
               Feb-81                               102.5%
               Mar-81                               105.8%
               May-81                               112.4%
               May-81                               114.5%
               Jun-81                               114.8%
               Jul-81                               109.2%
               Aug-81                               110.2%
               Sep-81                               101.4%
               Oct-81                               107.0%
               Nov-81                               107.2%
               Jan-82                               111.6%
               Jan-82                               109.0%
               Feb-82                               110.6%
               Mar-82                               103.4%
               Apr-82                               104.5%
               May-82                               109.5%
               Jun-82                               107.2%
               Jul-82                               109.2%
               Aug-82                                98.9%
               Oct-82                                95.9%
               Oct-82                               100.5%
               Nov-82                               111.7%
               Dec-82                               107.5%
               Jan-83                               114.5%
               Feb-83                               115.0%
               Apr-83                               118.5%
               Apr-83                               116.4%
               May-83                               125.5%
               Jul-83                               129.1%
               Jul-83                               128.9%
               Aug-83                               121.3%
               Sep-83                               119.0%
               Oct-83                               116.2%
               Nov-83                               119.7%
               Dec-83                               114.4%
               Jan-84                               118.0%
               Feb-84                               112.2%
               Mar-84                               115.4%
               Apr-84                               111.9%
               May-84                               109.8%
               Jun-84                               113.4%
               Jul-84                               100.9%
               Aug-84                               111.2%
               Sep-84                               111.2%
               Oct-84                               105.8%
               Nov-84                               106.0%
               Dec-84                               106.4%
               Feb-85                               107.9%
               Mar-85                               112.2%
               Mar-85                               109.5%
               Apr-85                               107.2%
               May-85                               105.2%
               Jun-85                               104.5%
               Jul-85                               108.0%
               Aug-85                               108.6%
               Sep-85                               104.6%
               Nov-85                               101.8%
               Nov-85                               103.6%
               Dec-85                               103.5%
               Jan-86                               103.1%
               Feb-86                               104.7%
               Mar-86                               107.8%
               Apr-86                               106.0%
               May-86                               104.2%
               Jun-86                               101.0%
               Aug-86                                96.9%
               Aug-86                                93.9%
               Sep-86                                93.9%
               Oct-86                                91.9%
               Nov-86                                88.7%
               Dec-86                                86.8%
               Jan-87                                85.3%
               Feb-87                                88.9%
               Mar-87                                88.1%
               May-87                                86.9%
               May-87                                85.9%
               Jun-87                                83.8%
               Jul-87                                81.8%
               Aug-87                                86.0%
               Sep-87                                81.6%
               Oct-87                                74.0%
               Nov-87                                78.1%
               Jan-88                                78.2%
               Jan-88                                78.3%
               Feb-88                                80.3%
               Apr-88                                84.5%
               Apr-88                                89.5%
               May-88                                84.6%
               Jul-88                                90.6%
               Jul-88                                88.7%
               Aug-88                                88.7%
               Sep-88                                86.6%
               Oct-88                                86.0%
               Dec-88                                83.3%
               Dec-88                                84.8%
               Jan-89                                84.0%
               Feb-89                                86.4%
               Mar-89                                86.9%
               Apr-89                                87.6%
               May-89                                86.4%
               Jun-89                                84.6%
               Jul-89                                83.1%
               Sep-89                                83.6%
               Sep-89                                80.9%
               Oct-89                                80.7%
               Dec-89                                78.6%
               Dec-89                                77.5%
               Jan-90                                75.2%
               Feb-90                                75.9%
               Mar-90                                78.3%
               Apr-90                                76.5%
               Jun-90                                78.2%
               Jun-90                                78.1%
               Jul-90                                78.2%
               Aug-90                                72.6%
               Sep-90                                69.1%
               Oct-90                                64.7%
               Nov-90                                66.1%
               Dec-90                                70.0%
               Feb-91                                68.5%
               Mar-91                                72.9%
               Mar-91                                77.8%
               Apr-91                                76.6%
               May-91                                80.6%
               Jun-91                                76.9%
               Jul-91                                77.0%
               Aug-91                                79.8%
               Sep-91                                82.4%
               Nov-91                                82.4%
               Nov-91                                81.2%
               Dec-91                                79.0%
               Jan-92                                87.1%
               Feb-92                                91.1%
               Mar-92                                88.5%
               May-92                                83.2%
               May-92                                84.6%
               Jun-92                                81.1%
               Jul-92                                82.5%
               Aug-92                                80.5%
               Sep-92                                83.8%
               Oct-92                                84.8%
               Nov-92                                87.9%
               Jan-93                                91.6%
               Jan-93                                90.2%
               Feb-93                                88.5%
               Mar-93                                92.3%
               Apr-93                                89.1%
               May-93                                90.8%
               Jun-93                                91.7%
               Jul-93                                92.5%
               Aug-93                                93.7%
               Oct-93                                96.6%
               Oct-93                                98.8%
               Nov-93                                94.0%
               Dec-93                                95.5%
               Jan-94                                98.1%
               Feb-94                                98.2%
               Apr-94                                96.2%
               Apr-94                                96.2%
               May-94                                92.1%
               Jul-94                                91.8%
               Jul-94                                91.2%
               Aug-94                                93.9%
               Sep-94                                97.3%
               Oct-94                                95.5%
               Nov-94                                93.3%
               Dec-94                                94.2%
               Jan-95                                89.0%
               Feb-95                                95.4%
               Mar-95                                92.5%
               Apr-95                                91.1%
               May-95                                92.6%
               Jun-95                                92.4%
               Jul-95                                97.4%
               Sep-95                                96.1%
               Sep-95                                96.7%
               Oct-95                                90.5%
               Dec-95                                89.7%
               Dec-95                                93.9%
               Jan-96                                90.4%
               Mar-96                                93.2%
               Mar-96                                91.6%
               Apr-96                                98.0%
               May-96                                97.7%
               Jun-96                                95.2%
               Jul-96                                87.5%
               Aug-96                                92.8%
               Sep-96                                92.1%
               Nov-96                                85.9%
               Nov-96                                87.8%
               Dec-96                                90.2%
               Jan-97                                88.4%
               Feb-97                                83.9%
               Mar-97                                86.3%
               Apr-97                                80.0%
               May-97                                83.7%
               Jun-97                                83.9%
               Aug-97                                87.1%
               Aug-97                                89.0%
               Sep-97                                91.6%
               Oct-97                                92.0%
               Nov-97                                85.7%
               Dec-97                                88.1%
               Jan-98                                83.8%
               Feb-98                                86.5%
               Mar-98                                84.8%
               May-98                                86.7%
               May-98                                81.8%
               Jun-98                                79.1%
               Jul-98                                76.8%
               Aug-98                                70.3%
               Sep-98                                61.2%
               Oct-98                                61.7%
               Nov-98                                60.9%
               Jan-99                                56.3%
               Jan-99                                60.0%
               Feb-99                                54.9%
               Mar-99                                49.1%
               Apr-99                                47.1%
               May-99                                50.8%
               Jun-99                                50.7%
               Jul-99                                53.8%
               Aug-99                                50.8%
               Oct-99                                52.5%
               Oct-99                                52.1%
               Nov-99                                51.1%
               Dec-99                                51.9%
               Feb-00                                57.6%
               Mar-00                                57.9%
               Mar-00                                55.1%
               Apr-00                                64.6%
               May-00                                59.1%
               Jun-00                                62.9%
               Jul-00                                63.4%
               Sep-00                                65.4%
               Sep-00                                66.0%
               Oct-00                                56.2%
               Dec-00                                53.1%
               Dec-00                                60.9%
               Jan-01                                63.0%
               Mar-01                                64.8%
               Mar-01                                64.7%
               Apr-01                                62.9%
               Jun-01                                64.5%
               Jun-01                                67.7%
               Jul-01                                61.9%
               Aug-01                                65.5%
               Sep-01                                55.8%
               Oct-01                                62.8%
               Nov-01                                55.9%
               Dec-01                                59.7%
               Jan-02                                59.9%
               Feb-02                                56.9%
               Mar-02                                59.5%
               Apr-02                                61.3%
               May-02                                60.7%
               Jun-02                                66.5%
               Jul-02                                60.3%

                               MEDIAN NORMALIZED
                            RATIO OF RATIOS:  85.7%

                           SMALL CAP VALUATION PROXY
                 MEDIAN P/E RATIOS BASED ON NORMALIZED EARNINGS
                                   ----------------------------
                       OF 3000 STOCK UNIVERSE COMPARED TO
              CAP WEIGHTED P/E RATIOS BASED ON NORMALIZED EARNINGS
                                      ----------------------------
                                  1976 TO DATE

The Leuthold Group
Copyright (c) 2002

  The fourth chart, displaying small-cap value versus small-cap growth was originally displayed in last quarter's shareholder letter and we consider it important enough to display it again. The graph dramatically depicts the huge out-performance of small-cap value (and tremendous under-performance of small-cap growth). Ironically, we believe there is more value in beaten-down growth stocks and considerably less value in traditional value stocks.

                      Small Cap Growth Vs. Small Cap Value

          DATE            GROWTH/VALUE RATIO       12 MONTH MOVING AVG
          ----            ------------------       -------------------
          Dec-77                 100                        100
          Jan-78                  97                         99
          Feb-78                  98                         98
          Mar-78                 103                        100
          Apr-78                 108                        101
          May-78                 113                        103
          Jun-78                 113                        104
          Jul-78                 120                        105
          Aug-78                 123                        106
          Sep-78                 119                        107
          Oct-78                 106                        108
          Nov-78                 112                        109
          Dec-78                 114                        110
          Jan-79                 115                        112
          Feb-79                 111                        113
          Mar-79                 118                        114
          Apr-79                 120                        115
          May-79                 117                        116
          Jun-79                 118                        116
          Jul-79                 119                        116
          Aug-79                 123                        116
          Sep-79                 125                        117
          Oct-79                 127                        118
          Nov-79                 136                        120
          Dec-79                 141                        123
          Jan-80                 146                        125
          Feb-80                 152                        128
          Mar-80                 143                        130
          Apr-80                 142                        132
          May-80                 143                        134
          Jun-80                 144                        137
          Jul-80                 154                        139
          Aug-80                 158                        142
          Sep-80                 164                        146
          Oct-80                 172                        149
          Nov-80                 191                        154
          Dec-80                 181                        157
          Jan-81                 168                        159
          Feb-81                 164                        160
          Mar-81                 167                        162
          Apr-81                 167                        164
          May-81                 171                        167
          Jun-81                 160                        168
          Jul-81                 158                        168
          Aug-81                 149                        168
          Sep-81                 141                        166
          Oct-81                 147                        164
          Nov-81                 144                        160
          Dec-81                 143                        157
          Jan-82                 137                        154
          Feb-82                 131                        151
          Mar-82                 126                        148
          Apr-82                 128                        145
          May-82                 125                        141
          Jun-82                 124                        138
          Jul-82                 121                        135
          Aug-82                 121                        132
          Sep-82                 118                        131
          Oct-82                 121                        128
          Nov-82                 125                        127
          Dec-82                 125                        125
          Jan-83                 129                        125
          Feb-83                 129                        124
          Mar-83                 126                        124
          Apr-83                 128                        124
          May-83                 131                        125
          Jun-83                 136                        126
          Jul-83                 127                        126
          Aug-83                 121                        126
          Sep-83                 117                        126
          Oct-83                 109                        125
          Nov-83                 111                        124
          Dec-83                 108                        123
          Jan-84                 101                        120
          Feb-84                  97                        118
          Mar-84                  97                        115
          Apr-84                  97                        113
          May-84                  95                        110
          Jun-84                  97                        106
          Jul-84                  91                        103
          Aug-84                  96                        101
          Sep-84                  90                         99
          Oct-84                  86                         97
          Nov-84                  81                         95
          Dec-84                  81                         92
          Jan-85                  86                         91
          Feb-85                  86                         90
          Mar-85                  82                         89
          Apr-85                  77                         87
          May-85                  77                         86
          Jun-85                  75                         84
          Jul-85                  77                         83
          Aug-85                  73                         81
          Sep-85                  70                         79
          Oct-85                  69                         78
          Nov-85                  70                         77
          Dec-85                  71                         76
          Jan-86                  70                         75
          Feb-86                  70                         73
          Mar-86                  70                         73
          Apr-86                  71                         72
          May-86                  72                         72
          Jun-86                  69                         71
          Jul-86                  64                         70
          Aug-86                  63                         69
          Sep-86                  61                         68
          Oct-86                  63                         68
          Nov-86                  63                         67
          Dec-86                  63                         67
          Jan-87                  66                         66
          Feb-87                  70                         66
          Mar-87                  68                         66
          Apr-87                  69                         66
          May-87                  71                         66
          Jun-87                  69                         66
          Jul-87                  70                         66
          Aug-87                  69                         67
          Sep-87                  69                         68
          Oct-87                  58                         67
          Nov-87                  55                         66
          Dec-87                  59                         66
          Jan-88                  57                         65
          Feb-88                  60                         64
          Mar-88                  61                         64
          Apr-88                  61                         63
          May-88                  60                         62
          Jun-88                  62                         62
          Jul-88                  61                         61
          Aug-88                  59                         60
          Sep-88                  58                         59
          Oct-88                  57                         59
          Nov-88                  56                         59
          Dec-88                  58                         59
          Jan-88                  59                         59
          Feb-89                  59                         59
          Mar-89                  59                         59
          Apr-89                  60                         59
          May-89                  61                         59
          Jun-89                  58                         59
          Jul-89                  59                         59
          Aug-89                  58                         59
          Sep-89                  59                         59
          Oct-89                  58                         59
          Nov-89                  58                         59
          Dec-89                  58                         59
          Jan-90                  56                         59
          Feb-90                  58                         59
          Mar-90                  61                         59
          Apr-90                  61                         59
          May-90                  65                         59
          Jun-90                  65                         60
          Jul-90                  65                         60
          Aug-90                  58                         60
          Sep-90                  55                         60
          Oct-90                  54                         59
          Nov-90                  57                         59
          Dec-90                  58                         59
          Jan-91                  62                         60
          Feb-91                  63                         60
          Mar-91                  65                         61
          Apr-91                  63                         61
          May-91                  63                         61
          Jun-91                  60                         60
          Jul-91                  60                         60
          Aug-91                  61                         60
          Sep-91                  61                         61
          Oct-91                  61                         61
          Nov-91                  59                         61
          Dec-91                  62                         62
          Jan-92                  63                         62
          Feb-92                  63                         62
          Mar-92                  59                         61
          Apr-92                  54                         60
          May-92                  52                         60
          Jun-92                  50                         59
          Jul-92                  50                         58
          Aug-92                  49                         57
          Sep-92                  50                         56
          Oct-92                  52                         55
          Nov-92                  54                         55
          Dec-92                  54                         54
          Jan-93                  53                         53
          Feb-93                  50                         52
          Mar-93                  50                         52
          Apr-93                  49                         51
          May-93                  52                         51
          Jun-93                  52                         51
          Jul-93                  51                         51
          Aug-93                  52                         52
          Sep-93                  53                         52
          Oct-93                  54                         52
          Nov-93                  54                         52
          Dec-93                  56                         52
          Jan-94                  57                         52
          Feb-94                  58                         53
          Mar-94                  56                         54
          Apr-94                  56                         54
          May-94                  54                         54
          Jun-94                  51                         54
          Jul-94                  51                         54
          Aug-94                  55                         55
          Sep-94                  56                         55
          Oct-94                  58                         55
          Nov-94                  57                         55
          Dec-94                  57                         56
          Jan-95                  55                         55
          Feb-95                  56                         55
          Mar-95                  59                         55
          Apr-95                  58                         56
          May-95                  58                         56
          Jun-95                  61                         57
          Jul-95                  64                         58
          Aug-95                  62                         58
          Sep-95                  62                         59
          Oct-95                  59                         59
          Nov-95                  60                         59
          Dec-95                  60                         59
          Jan-96                  58                         60
          Feb-96                  61                         60
          Mar-96                  61                         60
          Apr-96                  66                         61
          May-96                  68                         62
          Jun-96                  64                         62
          Jul-96                  60                         62
          Aug-96                  62                         62
          Sep-96                  62                         62
          Oct-96                  59                         62
          Nov-96                  59                         62
          Dec-96                  59                         61
          Jan-97                  59                         62
          Feb-97                  55                         61
          Mar-97                  53                         60
          Apr-97                  54                         59
          May-97                  55                         58
          Jun-97                  55                         58
          Jul-97                  56                         57
          Aug-97                  56                         57
          Sep-97                  57                         56
          Oct-97                  56                         56
          Nov-97                  55                         56
          Dec-97                  54                         55
          Jan-98                  55                         55
          Feb-98                  57                         55
          Mar-98                  58                         56
          Apr-98                  58                         56
          May-98                  55                         56
          Jun-98                  58                         56
          Jul-98                  56                         56
          Aug-98                  47                         55
          Sep-98                  54                         55
          Oct-98                  53                         55
          Nov-98                  57                         55
          Dec-98                  62                         56
          Jan-99                  75                         57
          Feb-99                  75                         59
          Mar-99                  84                         61
          Apr-99                  81                         63
          May-99                  79                         65
          Jun-99                  82                         67
          Jul-99                  83                         69
          Aug-99                  85                         72
          Sep-99                  89                         75
          Oct-99                  93                         79
          Nov-99                 110                         83
          Dec-99                 132                         89
          Jan-00                 147                         95
          Feb-00                 187                        104
          Mar-00                 162                        111
          Apr-00                 143                        116
          May-00                 136                        121
          Jun-00                 165                        128
          Jul-00                 141                        133
          Aug-00                 154                        138
          Sep-00                 137                        142
          Oct-00                 112                        144
          Nov-00                  85                        142
          Dec-00                  82                        138
          Jan-01                  85                        132
          Feb-01                  67                        122
          Mar-01                  58                        114
          Apr-01                  66                        107
          May-01                  67                        102
          Jun-01                  69                         94
          Jul-01                  62                         87
          Aug-01                  57                         79
          Sep-01                  56                         72
          Oct-01                  63                         68
          Nov-01                  64                         66
          Dec-01                  63                         65
          Jan-02                  60                         63
          Feb-02                  54                         61
          Mar-02                  57                         61
          Apr-02                  53                         60
          May-02                  53                         59
          Jun-02                  51                         58
          Jul-02                  50                         57

(c) The Leuthold Group 2002

  Just as investors abandoned value stocks during the internet mania, growth stocks have been abandoned in the wake of the internet bust. This is the history and pattern of the markets. Investors run from one side to the other. Warren Buffet describes short-term investment trends as popularity contests that usually end badly. The graph presented vividly depicts this pattern.

  While we manage our Fund "one stock at a time," consistent with our private-market-value approach, the small-cap growth vs. small-cap value chart is insightful with respect to our recent underperformance. Following a fairly good first quarter this year (up, just over 6%), we initiated an important move out of some of our traditionally value-oriented stocks (i.e. financial services and industrials), and into beaten-up growth stocks like J.D. Edwards and Tekelec.
At the time, we felt the stocks we were selling had reached full value. The beaten-up growth stocks were well below private market value. Again, using J.D. Edwards and Tekelec as examples, we were able to add significantly to both positions at valuation levels of around 1x sales while lightening up on some of our manufacturing company stocks, which were selling at over 1.5x sales. With the exceptions of J.D. Edwards and Tekelec (which have had substantial moves off of the bottom), generally speaking, it is clear that we have been early.

  Having stated the obvious, that we have been early with our strategic portfolio shift, we stand by our decision. We believe the stocks that we have purchased have considerably more upside than those more value-oriented stocks we have sold. That said, the results have been painful in the short-term. We are buying these stocks with a two to three year time-frame where we deem the risk/reward at 15-20% downside vs. 3 to 4 times that for the up-side. To quote Jim Kitzinger of Kitzinger Lautmann Capital Management, a respected money-manager peer of ours, "The process of buying under-valued stocks in a period of weakness can be a messy one_We will rarely find the exact bottom." However, the risk-reward, in the context of a two or three year time horizon, is quite favorable; probably for the first time since the internet bubble began in 1999. Against the backdrop of fairly-valued stocks, we are finding the most interesting opportunities sifting through the small-cap growth rubble and wrecked-tech pile. We find many large-cap tech names still fully valued. In the small-cap arena, where substantial destruction has taken place, one can find stocks selling near cash on the balance sheet, less than one-time sales, etc. The key is finding companies that are cheap yet meeting our specific investment criteria.

VALUATION

  Much has been written about the stock market, from discussion on what constitutes the final capitulation, to concerns that the market is still overvalued, even with the considerably lower market averages the bear market has wrought. It may take a combination of five to ten years of rising corporate profits and a flat stock market to get valuations back to the historical mean. With respect to "the final capitulation," the culmination/conclusion to the bear market, we have already experienced two very emotional bottoms, right after the events of 9/11, then, more recently, when the Dow Jones Industrial Average hit 7500 intraday. It is certainly possible that we retest these lows in the seasonally weak September period. Indeed, we are currently carrying a 12% cash position to take advantage of just that type of situation, should it come to pass. If not, we will continue to add to positions on dips in the market while searching for companies that meet our investment criteria.

  With respect to the overall market valuation question, we again turn to a couple of graphs from The Leuthold Group to provide long-term perspective. The first chart tracks the S&P 500 Index against the S&P 500 earnings, adjusted for the level of interest rates.*<F2> The chart should be somewhat reassuring from two standpoints.

                        Stock Market.....Cheap or Dear?
                Capitalized Economic Profits Relative to S&P 500

Date                              S&P 500                 Capitalized Profits
-----------------------------------------------------------------------------
Dec-54                                36                        37.66667
Jan-55                                37                        42.83333
Feb-55                                37                        42.83333
Mar-55                                37                        42.83333
Apr-55                                38                        44.33333
May-55                                38                        44.33333
Jun-55                                41                        44.33333
Jul-55                                44                        44.33333
Aug-55                                43                        44.33333
Sep-55                                44                        44.33333
Oct-55                                42                        44.66667
Nov-55                                46                        44.66667
Dec-55                                45                        44.66667
Jan-56                                44                        42.83333
Feb-56                                45                        42.83333
Mar-56                                48                        42.83333
Apr-56                                48                        41.83333
May-56                                45                        41.83333
Jun-56                                47                        41.83333
Jul-56                                49                        42.66667
Aug-56                                48                        42.66667
Sep-56                                45                        42.66667
Oct-56                                46                        41.83333
Nov-56                                45                        66.93333
Dec-56                                47                        53.97849
Jan-57                                45                        56.55914
Feb-57                                43                        54.79167
Mar-57                                44                        53.13131
Apr-57                                46                        51.17647
May-57                                47                        51.17647
Jun-57                                47                        49.71429
Jul-57                                48                        48.14815
Aug-57                                45                        46.84685
Sep-57                                42                        46.84685
Oct-57                                41                        45.52381
Nov-57                                42                        48.28283
Dec-57                                40                        51.39785
Jan-58                                42                        46.23656
Feb-58                                41                        47.77778
Mar-58                                42                        46.23656
Apr-58                                43                        43.83838
May-58                                44                        42.54902
Jun-58                                45                        41.33333
Jul-58                                47                        42.70270
Aug-58                                48                        42.70270
Sep-58                                50                        43.88889
Oct-58                                51                        47.01754
Nov-58                                52                        47.01754
Dec-58                                55                        45.81197
Jan-59                                55                        49.91453
Feb-59                                55                        48.66667
Mar-59                                55                        47.47967
Apr-59                                58                        51.86992
May-59                                59                        50.63492
Jun-59                                58                        49.45736
Jul-59                                61                        46.19048
Aug-59                                60                        46.19048
Sep-59                                57                        46.19048
Oct-59                                58                        46.35659
Nov-59                                58                        46.35659
Dec-59                                60                        45.30303
Jan-60                                56                        48.68217
Feb-60                                56                        49.84127
Mar-60                                55                        48.68217
Apr-60                                54                        50.25641
May-60                                56                        51.57895
Jun-60                                57                        52.97297
Jul-60                                56                        51.75439
Aug-60                                57                        51.75439
Sep-60                                54                        50.42735
Oct-60                                53                        48.54701
Nov-60                                56                        49.82456
Dec-60                                58                        49.82456
Jan-61                                62                        49.72973
Feb-61                                63                        49.72973
Mar-61                                65                        49.72973
Apr-61                                65                        53.50877
May-61                                67                        52.13675
Jun-61                                65                        50.83333
Jul-61                                67                        52.33333
Aug-61                                68                        52.33333
Sep-61                                67                        53.67521
Oct-61                                69                        55.33333
Nov-61                                71                        53.98374
Dec-61                                72                        53.98374
Jan-62                                69                        60.32520
Feb-62                                70                        61.83333
Mar-62                                70                        65.08772
Apr-62                                65                        64.21053
May-62                                60                        64.21053
Jun-62                                55                        61.00000
Jul-62                                58                        63.58974
Aug-62                                59                        63.58974
Sep-62                                56                        65.26316
Oct-62                                57                        69.12281
Nov-62                                62                        69.12281
Dec-62                                63                        69.12281
Jan-63                                66                        69.29825
Feb-63                                64                        67.52137
Mar-63                                67                        65.83333
Apr-63                                70                        68.83333
May-63                                71                        68.83333
Jun-63                                69                        68.83333
Jul-63                                69                        68.13008
Aug-63                                73                        68.13008
Sep-63                                72                        68.13008
Oct-63                                74                        69.75610
Nov-63                                73                        68.09524
Dec-63                                75                        68.09524
Jan-64                                77                        74.28571
Feb-64                                78                        74.28571
Mar-64                                79                        74.28571
Apr-64                                79                        75.93496
May-64                                80                        75.93496
Jun-64                                82                        74.12698
Jul-64                                83                        74.92063
Aug-64                                82                        76.74797
Sep-64                                84                        76.74797
Oct-64                                85                        74.12698
Nov-64                                84                        75.93496
Dec-64                                85                        75.93496
Jan-65                                88                        86.66667
Feb-65                                87                        86.66667
Mar-65                                86                        86.66667
Apr-65                                89                        88.61789
May-65                                88                        86.50794
Jun-65                                84                        86.50794
Jul-65                                85                        87.61905
Aug-65                                87                        85.58140
Sep-65                                90                        85.58140
Oct-65                                92                        86.81818
Nov-65                                92                        86.81818
Dec-65                                92                        84.88889
Jan-66                                93                        86.23188
Feb-66                                91                        86.23188
Mar-66                                89                        88.14815
Apr-66                                91                        84.34783
May-66                                86                        84.34783
Jun-66                                85                        82.55319
Jul-66                                84                        82.46377
Aug-66                                77                        82.46377
Sep-66                                76                        84.29630
Oct-66                                80                        85.07246
Nov-66                                80                        86.96296
Dec-66                                80                        88.93939
Jan-67                                87                        84.14815
Feb-67                                87                        82.31884
Mar-67                                90                        80.56738
Apr-67                                94                        76.05442
May-67                                89                        76.05442
Jun-67                                91                        74.53333
Jul-67                                95                        75.86667
Aug-67                                94                        74.37908
Sep-67                                97                        70.24691
Oct-67                                94                        69.28571
Nov-67                                94                        70.54545
Dec-67                                96                        71.85185
Jan-68                                92                        67.77778
Feb-68                                89                        66.54545
Mar-68                                90                        66.54545
Apr-68                                98                        70.06061
May-68                                99                        72.70440
Jun-68                               100                        74.10256
Jul-68                                98                        71.35802
Aug-68                                99                        70.06061
Sep-68                               103                        68.80952
Oct-68                               103                        67.95322
Nov-68                               108                        65.64972
Dec-68                               104                        64.55556
Jan-69                               103                        62.51366
Feb-69                                98                        63.55556
Mar-69                               102                        62.51366
Apr-69                               104                        60.43716
May-69                               103                        60.43716
Jun-69                                98                        59.46237
Jul-69                                92                        57.24868
Aug-69                                96                        55.48718
Sep-69                                93                        53.03922
Oct-69                                97                        47.82609
Nov-69                                94                        47.14286
Dec-69                                92                        47.82609
Jan-70                                85                        45.97015
Feb-70                                90                        45.29412
Mar-70                                90                        44.00000
Apr-70                                82                        46.57277
May-70                                77                        46.57277
Jun-70                                73                        47.92271
Jul-70                                78                        46.09524
Aug-70                                82                        46.76329
Sep-70                                84                        46.76329
Oct-70                                83                        44.67662
Nov-70                                87                        46.05128
Dec-70                                92                        48.27957
Jan-71                                96                        58.49462
Feb-71                                97                        60.44444
Mar-71                               100                        59.45355
Apr-71                               104                        58.83598
May-71                               100                        58.83598
Jun-71                               100                        59.78495
Jul-71                                96                        63.82514
Aug-71                                99                        64.88889
Sep-71                                98                        65.98870
Oct-71                                94                        68.00000
Nov-71                                94                        66.88525
Dec-71                               102                        66.88525
Jan-72                               104                        70.49180
Feb-72                               107                        70.49180
Mar-72                               107                        71.66667
Apr-72                               108                        72.55556
May-72                               110                        72.55556
Jun-72                               107                        72.55556
Jul-72                               107                        75.62842
Aug-72                               111                        76.88889
Sep-72                               111                        76.88889
Oct-72                               112                        83.33333
Nov-72                               117                        75.52083
Dec-72                               118                        71.07843
Jan-73                               116                        73.71981
Feb-73                               112                        73.71981
Mar-73                               112                        73.71981
Apr-73                               107                        69.04762
May-73                               105                        68.07512
Jun-73                               104                        64.44444
Jul-73                               108                        67.20721
Aug-73                               104                        68.12785
Sep-73                               108                        68.12785
Oct-73                               108                        68.67580
Nov-73                                96                        67.74775
Dec-73                                98                        67.74775
Jan-74                                97                        62.88288
Feb-74                                96                        59.65812
Mar-74                                94                        57.44856
Apr-74                                90                        54.66667
May-74                                87                        52.69076
Jun-74                                86                        52.06349
Jul-74                                79                        44.92063
Aug-74                                72                        45.46185
Sep-74                                64                        46.01626
Oct-74                                74                        48.91667
Nov-74                                70                        49.53586
Dec-74                                69                        49.53586
Jan-75                                77                        58.03419
Feb-75                                82                        55.88477
Mar-75                                83                        55.20325
Apr-75                                87                        64.50000
May-75                                91                        63.70370
Jun-75                                95                        62.16867
Jul-75                                89                        70.47619
Aug-75                                87                        72.19512
Sep-75                                84                        72.19512
Oct-75                                89                        76.66667
Nov-75                                91                        77.61317
Dec-75                                90                        78.58333
Jan-76                               101                        82.58333
Feb-76                               100                        82.58333
Mar-76                               103                        81.56379
Apr-76                               102                        78.83333
May-76                               100                        78.83333
Jun-76                               104                        79.83122
Jul-76                               103                        81.53846
Aug-76                               103                        82.59740
Sep-76                               105                        82.59740
Oct-76                               103                        84.47368
Nov-76                               102                        87.94521
Dec-76                               107                        85.60000
Jan-77                               102                        88.77193
Feb-77                               100                        88.77193
Mar-77                                98                        88.77193
Apr-77                                98                       102.71930
May-77                                96                       104.08889
Jun-77                               100                       104.08889
Jul-77                                99                       115.73333
Aug-77                                97                       114.21053
Sep-77                                97                       114.21053
Oct-77                                92                       106.58009
Nov-77                                95                       105.21368
Dec-77                                95                       101.31687
Jan-78                                89                        99.42387
Feb-78                                87                        98.21138
Mar-78                                89                        97.02811
Apr-78                                97                       107.71084
May-78                                97                       106.42857
Jun-78                                96                       107.71084
Jul-78                               101                       110.28112
Aug-78                               103                       108.96825
Sep-78                               103                       107.68627
Oct-78                                93                       110.62016
Nov-78                                94                       109.34866
Dec-78                                96                       108.10606
Jan-79                               100                       101.42322
Feb-79                                96                       101.42322
Mar-79                               102                       100.29630
Apr-79                               102                       102.42424
May-79                                99                       102.42424
Jun-79                               103                       101.27341
Jul-79                               104                        93.19444
Aug-79                               109                        91.29252
Sep-79                               109                        89.46667
Oct-79                               102                        87.12418
Nov-79                               106                        87.98680
Dec-79                               108                        80.78788
Jan-80                               114                        65.68306
Feb-80                               114                        69.68116
Mar-80                               102                        75.59748
Apr-80                               106                        72.53333
May-80                               111                        67.78816
Jun-80                               114                        65.34535
Jul-80                               122                        63.62573
Aug-80                               122                        62.52874
Sep-80                               125                        61.46893
Oct-80                               127                        63.93443
Nov-80                               141                        63.93443
Dec-80                               136                        64.46281
Jan-81                               130                        67.13178
Feb-81                               131                        67.65625
Mar-81                               136                        64.14815
Apr-81                               133                        63.96135
May-81                               133                        67.89744
Jun-81                               131                        61.29630
Jul-81                               131                        65.77778
Aug-81                               123                        65.77778
Sep-81                               116                        68.99767
Oct-81                               122                        69.62963
Nov-81                               126                        68.61314
Dec-81                               123                        69.06686
Jan-82                               120                        62.77618
Feb-82                               113                        63.14010
Mar-82                               112                        63.78721
Apr-82                               116                        70.56180
May-82                               112                        70.40359
Jun-82                               110                        68.06358
Jul-82                               107                        70.24876
Aug-82                               120                        75.48784
Sep-82                               120                        80.18171
Oct-82                               134                        84.71589
Nov-82                               139                        84.94820
Dec-82                               141                        87.34336
Jan-83                               145                        94.93143
Feb-83                               148                        99.37578
Mar-83                               153                        97.81874
Apr-83                               164                       110.92063
May-83                               162                       104.64211
Jun-83                               168                       104.64211
Jul-83                               163                       102.04310
Aug-83                               164                       101.61650
Sep-83                               166                       106.05003
Oct-83                               164                       108.13559
Nov-83                               166                       109.62199
Dec-83                               165                       107.77027
Jan-84                               163                       116.39670
Feb-84                               157                       112.28070
Mar-84                               159                       109.48944
Apr-84                               160                       112.11648
May-84                               151                       104.83832
Jun-84                               153                       105.06823
Jul-84                               151                       113.64583
Aug-84                               167                       116.18743
Sep-84                               166                       118.55474
Oct-84                               166                       129.24229
Nov-84                               164                       129.01927
Dec-84                               167                       129.13069
Jan-85                               180                       131.00983
Feb-85                               181                       122.57525
Mar-85                               181                       125.19214
Apr-85                               180                       130.27152
May-85                               190                       140.76155
Jun-85                               192                       141.95782
Jul-85                               191                       145.14145
Aug-85                               189                       147.73083
Sep-85                               182                       147.59225
Oct-85                               190                       142.77457
Nov-85                               202                       150.15198
Dec-85                               211                       158.67238
Jan-86                               212                       149.91068
Feb-86                               227                       167.70584
Mar-86                               239                       186.48889
Apr-86                               236                       176.44976
May-86                               247                       166.70849
Jun-86                               251                       177.39208
Jul-86                               236                       165.87719
Aug-86                               253                       170.82204
Sep-86                               231                       161.83141
Oct-86                               244                       156.10820
Nov-86                               249                       159.02222
Dec-86                               242                       156.92982
Jan-87                               274                       177.29924
Feb-87                               284                       176.34984
Mar-87                               292                       173.79068
Apr-87                               288                       167.86962
May-87                               290                       166.70520
Jun-87                               304                       170.04717
Jul-87                               319                       173.54497
Aug-87                               330                       166.73929
Sep-87                               322                       158.45411
Oct-87                               252                       172.36310
Nov-87                               230                       169.92754
Dec-87                               247                       175.06532
Jan-88                               257                       200.86682
Feb-88                               268                       202.54271
Mar-88                               259                       194.20952
Apr-88                               261                       194.35277
May-88                               262                       189.55651
Jun-88                               274                       199.62335
Jul-88                               272                       194.20919
Aug-88                               262                       189.67833
Sep-88                               272                       199.18337
Oct-88                               279                       214.62121
Nov-88                               274                       205.96147
Dec-88                               278                       210.08528
Jan-89                               297                       192.84627
Feb-89                               289                       184.02324
Mar-89                               295                       185.84525
Apr-89                               310                       189.24972
May-89                               321                       196.05568
Jun-89                               318                       210.46077
Jul-89                               346                       214.51815
Aug-89                               351                       209.53545
Sep-89                               349                       208.26245
Oct-89                               340                       212.34257
Nov-89                               346                       214.23126
Dec-89                               353                       211.54329
Jan-90                               329                       210.87637
Feb-90                               332                       215.68627
Mar-90                               340                       208.43001
Apr-90                               331                       211.30820
May-90                               361                       219.83852
Jun-90                               358                       226.90476
Jul-90                               356                       199.60692
Aug-90                               323                       188.49295
Sep-90                               306                       189.33632
Oct-90                               304                       199.16572
Nov-90                               322                       208.41270
Dec-90                               330                       210.92369
Jan-91                               344                       247.63072
Feb-91                               367                       250.39240
Mar-91                               375                       244.92929
Apr-91                               375                       239.96764
May-91                               390                       240.55150
Jun-91                               371                       232.90145
Jul-91                               388                       232.45823
Aug-91                               395                       243.19601
Sep-91                               388                       247.20812
Oct-91                               392                       247.98672
Nov-91                               375                       250.48218
Dec-91                               417                       265.15757
Jan-92                               409                       278.47668
Feb-92                               413                       276.34820
Mar-92                               404                       271.16667
Apr-92                               415                       263.35815
May-92                               415                       270.05937
Jun-92                               408                       273.18747
Jul-92                               424                       244.26523
Aug-92                               414                       245.58559
Sep-92                               418                       244.92363
Oct-92                               419                       284.34477
Nov-92                               431                       286.23285
Dec-92                               436                       292.84420
Jan-93                               439                       297.17984
Feb-93                               443                       310.98210
Mar-93                               452                       312.79805
Apr-93                               440                       327.61628
May-93                               450                       325.25253
Jun-93                               451                       337.93103
Jul-93                               448                       351.29376
Aug-93                               464                       378.98194
Sep-93                               459                       382.75290
Oct-93                               468                       419.23937
Nov-93                               462                       397.24430
Dec-93                               466                       394.11146
Jan-94                               482                       356.76833
Feb-94                               467                       332.73453
Mar-94                               446                       307.84857
Apr-94                               451                       345.30831
May-94                               457                       339.39394
Jun-94                               444                       334.54545
Jul-94                               458                       361.61074
Aug-94                               475                       354.47368
Sep-94                               463                       345.38462
Oct-94                               472                       351.22763
Nov-94                               454                       345.61835
Dec-94                               459                       355.21886
Jan-95                               470                       360.79425
Feb-95                               487                       371.62750
Mar-95                               501                       379.05016
Apr-95                               515                       401.88934
May-95                               533                       426.03720
Jun-95                               545                       450.52950
Jul-95                               562                       468.24691
Aug-95                               562                       458.06763
Sep-95                               584                       478.16440
Oct-95                               582                       501.97300
Nov-95                               605                       511.53439
Dec-95                               616                       528.30601
Jan-96                               636                       555.91398
Feb-96                               640                       526.20865
Mar-96                               646                       510.61728
Apr-96                               654                       501.96643
May-96                               669                       491.36150
Jun-96                               671                       494.84634
Jul-96                               640                       495.19814
Aug-96                               652                       491.75926
Sep-96                               687                       500.80151
Oct-96                               705                       531.59420
Nov-96                               757                       555.75758
Dec-96                               741                       543.40741
Jan-97                               786                       552.17391
Feb-97                               791                       548.20144
Mar-97                               757                       532.86713
Apr-97                               801                       565.42857
May-97                               848                       565.42857
Jun-97                               885                       575.29070
Jul-97                               954                       641.65358
Aug-97                               899                       621.17528
Sep-97                               947                       629.78942
Oct-97                               915                       650.50829
Nov-97                               955                       660.04343
Dec-97                               970                       674.32058
Jan-98                               980                       619.69440
Feb-98                              1049                       609.34891
Mar-98                              1102                       607.32113
Apr-98                              1112                       587.94914
May-98                              1091                       600.90395
Jun-98                              1134                       618.73182
Jul-98                              1121                       618.73563
Aug-98                               957                       658.47095
Sep-98                              1017                       691.45793
Oct-98                              1099                       666.41837
Nov-98                              1164                       671.41964
Dec-98                              1229                       662.71605
Jan-99                              1280                       705.49313
Feb-99                              1238                       646.19783
Mar-99                              1286                       638.53107
Apr-99                              1335                       625.07026
May-99                              1302                       607.65027
Jun-99                              1373                       597.84946
Jul-99                              1329                       570.51080
Aug-99                              1320                       563.39054
Sep-99                              1283                       566.03971
Oct-99                              1363                       590.04666
Nov-99                              1389                       580.12232
Dec-99                              1469                       562.90801
Jan-00                              1394                       551.41243
Feb-00                              1366                       558.29433
Mar-00                              1499                       582.84473
Apr-00                              1452                       576.00000
May-00                              1421                       561.62246
Jun-00                              1455                       578.77814
Jul-00                              1431                       578.61429
Aug-00                              1518                       595.17396
Sep-00                              1437                       580.51450
Oct-00                              1429                       564.22222
Nov-00                              1315                       588.75362
Dec-00                              1320                       608.87290
Jan-01                              1366                       581.34284
Feb-01                              1240                       591.89353
Mar-01                              1160                       582.38095
Apr-01                              1249                       571.44463
May-01                              1256                       571.44463
Jun-01                              1224                       573.37845
Jul-01                              1211                       582.32503
Aug-01                              1134                       596.11415
Sep-01                              1041                       598.29372
Oct-01                              1060                       839.29273
Nov-01                              1139                       768.34532
Dec-01                              1148                       741.66667
Jan-02                              1130                       696.14035
Feb-02                              1107                       704.79574
Mar-02                              1147                       656.95364
Apr-02                              1077                       724.63768
May-02                              1067                       722.12594
Jun-02                               990                       737.46313
Jul-02                               912                       764.52599

(c) The Leuthold Group 2002

  1)  The market tracks earnings fairly closely over the long-term.
  2)  Much of the internet valuation bubble has been worked off.

  Generally speaking, the broad market averages are probably within 10-15% of where they should be, according to this metric. However, looking at the histogram on the price-to-sales ratio (a company's stock market value divided by the company's annual sales), large-cap stocks still appear somewhat expensive. As we saw in the p/e charts of small-cap stocks and large-cap stocks, large-caps appeared somewhat expensive by this metric as well.

                      PRICE/SALES RATIO AND PROFIT MARGINS

                       S&P INDUSTRIALS PRICE/SALES RATIO
                                 1956 TO DATE
                                QUARTERLY DATA
                                 186 QUARTERS

    PRICE/SALES                   PRICE/SALES                   PRICE/SALES
       RATIO                         RATIO                         RATIO
    1956 TO DATE    YEAR/MONTH    1956 TO DATE    YEAR/MONTH    1956 TO DATE    YEAR/MONTH
------------------------------------------------------------------------------------------

        .35           82-3            .75           91-4            1.05          96-3
                      82-2                          91-2                          96-1
                      82-1                          89-4                          69-2
        .40           81-4                          89-3                          69-1
                      81-3                          73-4                          68-1
                      80-2            .80           93-2                          67-1
                      80-1                          93-1                          63-1
                      79-4                          92-4                          62-2
                      79-3                          92-3                          59-4
                      79-2                          92-2                          58-4
                      79-1                          92-1            1.10          96-2
        .45           82-4                          91-3                          68-3
                      81-1                          87-1                          68-2
                      80-4                          73-3                          67-4
                      80-3                          70-3                          67-3
                      78-4                          70-2                          67-2
                      78-3                          58-1                          66-2
                      78-2                          57-4                          63-3
                      78-1            .85           95-1                          63-2
                      77-4                          94-4                          61-1
                      74-4                          94-3                          60-1
        .50           85-1                          94-2                          59-3
                      84-4                          94-1                          59-2
                      84-3                          93-4                          59-1
                      84-2                          93-3            1.15          96-4
                      84-1                          87-2                          68-4
                      83-1                          73-2                          65-3
                      77-3                          70-4                          63-4
                      77-2                          58-2                          61-2
                      75-1                          57-1            1.20          66-1
                      74-3            .90           95-2                          65-4
        .55           85-4                          87-3                          65-2
                      85-3                          71-4                          65-1
                      85-2                          70-1                          64-4
                      83-4                          57-3                          64-3
                      83-3                          57-2                          64-2
                      83-2                          56-4                          64-1
                      77-1                          56-2                          62-1
                      76-4                          56-1                          61-3
                      75-4            .95           95-3            1.25          97-1
                      75-3                          73-1                          61-4
                      75-2                          72-3            1.30          97-2
        .60           86-1                          72-1            1.40          02-2
                      76-3                          71-3                          97-4
                      76-2                          71-1            1.50          02-1
                      76-1                          69-4                          97-3
                      74-2                          69-3            1.60          01-4
        .65           90-4                          66-4                          01-3
                      89-1                          62-4                          98-1
                      88-4                          62-3            1.70          01-2
                      88-3                          58-3                          01-1
                      88-1                          56-3                          99-1
        .70           91-1           1.00           95-4                          98-4
                      90-3                          72-4                          98-3
                      90-2                          72-2            1.80          98-2
                      90-1                          71-2            1.90          00-4
                      89-2                          66-3            2.00          99-2
                      88-2                          60-4            2.25          00-3
                      87-4                          60-3                          00-2
                      86-4                          60-2                          00-1
                      86-3                                                        99-4
                      86-2                                                        99-3
                      74-1

Median
0.87

Value
Jul. 12
1.20

The Leuthold Group
Copyright (c) 2002

  We would add one more observation. The economy grew at an above-average level for a long period of time in the late 1990's and early part of this decade. Capital spending was particularly robust during this period and probably borrowed from future periods. While businesses have really pulled in their spending during the recent economic downturn, consumer spending stayed reasonably strong, lead by housing and automobiles. So, if business spending is going to improve slowly over time, and consumer spending never really experienced a significant slowdown, what will be the locomotive of the next economic up-cycle?

  The answer is not obvious and may simply be "time." Coming out of the last recession of 1990-1991, the economy took a couple of years to really pick up steam. We think the same experience is likely this time. Corporate profits, the ultimate driver of stock prices, will likely be sluggish for awhile longer. Unlike coming out of the 1990-1991 recession, when stocks were cheap, we may be exiting this recession with stocks at best fairly valued. This is, once again, a reflection of the huge run-up in stock prices from 1994-2000. Of course, this is why we are excited about small-cap growth stocks. It is the one sub-segment of the market which looks attractive from an historical perspective.

  Our conclusion from examining all of the data is that, with the exception of small-cap stocks, the market, in general, is fairly valued. We believe corporate profits will rebound only sluggishly over the next year or so. In our opinion, this will result in a market stuck in a trading range for a while longer. While we do believe the market is in a bottoming phase, we doubt a major new bull market is imminent. That notwithstanding, we continue to believe there are many money-making opportunities in the decimated small-cap growth arena. We are finding many interesting ideas. Thanks again to The Leuthold Group for the outstanding market research. To you, our shareholders, thank you for hanging in there during a difficult period.

Sincerely,

/s/Richard E. Lane               /s/Glenn W. Primack

Richard E. Lane, C.F.A.          Glenn W. Primack
Portfolio Manager                Portfolio Manager

*<F2> Leuthold divides earnings by average interest rates to derive capitalized earnings. The purpose is to account for the fact that a dollar of earnings is worth more when interest rates are low than when interest rates are high.

FMI Focus Fund
STATEMENT OF NET ASSETS
June 30, 2002 (Unaudited)

   SHARES                                                         VALUE (B)<F4>
   ------                                                         -------------
LONG-TERM INVESTMENTS -- 82.4% (A)<F3>
COMMON STOCKS -- 75.7% (A)<F3>

CONSUMER DISCRETIONARY SECTOR - 14.8%
-------------------------------------

               AUTO COMPONENTS -- 1.4%
     553,000   Tower Automotive, Inc.                             $  7,714,350
                                                                  ------------

               HOUSEHOLD DURABLES -- 2.2%
     306,000   Snap-on Inc.                                          9,085,140
     283,100   Wausau-Mosinee Paper Corp.                            3,411,355
                                                                  ------------
                                                                    12,496,495

               MEDIA -- 3.2%
     345,000   Charter Communications, Inc.                          1,407,600
     304,000   Entravision
                 Communications Corp.                                3,724,000
     280,000   Hearst-Argyle Television, Inc.                        6,314,000
     150,000   Insight Communications Co., Inc.                      1,759,500
     135,000   Liberty Media Corp.                                   1,350,000
     320,000   Mediacom Communications Corp.                         2,492,800
     240,000   PRIMEDIA Inc.                                           292,800
      58,900   Young Broadcasting Inc.                               1,047,242
                                                                  ------------
                                                                    18,387,942

               SPECIALTY RETAIL -- 8.0%
     150,000   BJ's Wholesale Club, Inc.                             5,775,000
     330,000   dELiA*s Corp.                                         1,683,000
     108,100   Factory 2-U Stores Inc.                               1,497,185
     250,000   Gymboree Corp.                                        4,005,000
     285,400   Jos. A. Bank Clothiers, Inc.                          5,085,543
     190,000   PETsMART, Inc.                                        3,047,600
     300,000   Polo Ralph Lauren Corp.                               6,720,000
     650,000   The Sports Authority, Inc.                            7,384,000
     350,000   Tommy Hilfiger Corp.                                  5,012,000
     145,000   Zale Corp.                                            5,256,250
                                                                  ------------
                                                                    45,465,578

CONSUMER STAPLES SECTOR -- 1.9%
-------------------------------

               FOOD & DRUG RETAILING -- 0.5%
     100,500   SUPERVALU INC.                                        2,465,265

               FOOD PRODUCTS -- 1.4%
     355,000   Sensient Technologies Corp.                           8,079,800

ENERGY SECTOR -- 5.1%
---------------------

               CHEMICALS -- 1.6%
     202,900   Airgas, Inc.                                          3,510,170
     470,000   Intertape Polymer Group Inc.                          5,456,700
                                                                  ------------
                                                                     8,966,870

               EQUIPMENT & SERVICES -- 2.9%
     223,300   Grant Prideco, Inc.                                   3,036,880
      44,200   Lone Star Technologies, Inc.                          1,012,180
      85,000   National-Oilwell, Inc.                                1,789,250
     515,250   Pride International, Inc.                             8,068,815
     174,900   Willbros Group, Inc.                                  2,973,300
                                                                  ------------
                                                                    16,880,425

               OIL & GAS -- 0.6%
     250,000   Hanover Compressor Co.                                3,375,000

FINANCIALS SECTOR -- 9.8%
-------------------------

               BANKS -- 6.5%
     162,000   Allegiant Bancorp, Inc.                               2,943,540
     295,100   AMCORE Financial, Inc.                                6,837,467
     161,000   Anchor BanCorp Wisconsin, Inc.                        3,881,710
     220,000   Associated Banc-Corp                                  8,296,200
     141,500   Banknorth Group, Inc.                                 3,681,830
      36,200   Blackhawk Bancorp, Inc.                                 343,900
     221,000   First Federal Capital Corp.                           4,884,100
     177,450   Mercantile Bank Corp.                                 3,593,362
     123,000   Prosperity Bancshares, Inc.                           2,240,937
                                                                  ------------
                                                                    36,703,046

               INSURANCE -- 3.3%
     151,000   IPC Holdings, Ltd.                                    4,611,540
     110,500   Old Republic International Corp.                      3,480,750
     130,000   PartnerRe Ltd.                                        6,363,500
     175,000   Travelers Property Casualty Corp.                     3,097,500
      49,000   UnumProvident Corp.                                   1,247,050
                                                                  ------------
                                                                    18,800,340

HEALTHCARE SECTOR -- 2.1%
-------------------------

               DENTAL -- 1.6%
     200,000   Henry Schein, Inc.                                    8,900,000

               EQUIPMENT & SUPPLIES -- 0.5%
     160,000   Molecular Devices Corp.                               2,848,000

INDUSTRIALS SECTOR -- 16.8%
---------------------------

               AIRLINES -- 1.4%
     158,500   Midwest Express Holdings, Inc.                        2,092,200
     470,000   Northwest Airlines Corp.                              5,668,200
                                                                  ------------
                                                                     7,760,400

               COMMERCIAL SERVICES
                 & SUPPLIES -- 2.9%
     499,000   Casella Waste Systems, Inc.                           5,992,990
     705,000   Kforce Inc.                                           4,194,750
     335,000   Republic Services, Inc.                               6,388,450
                                                                  ------------
                                                                    16,576,190

               ELECTRICAL EQUIPMENT -- 3.8%
     121,800   A.O. Smith Corp.                                      3,801,378
     135,000   Briggs & Stratton Corp.                               5,175,900
     625,000   Rockwell Automation Inc.                             12,487,500
                                                                  ------------
                                                                    21,464,778

               INDUSTRIAL CONGLOMERATE -- 0.7%
     237,000   Joy Global Inc.                                       4,109,580

               MACHINERY -- 4.7%
     204,100   CIRCOR International, Inc.                            3,500,315
     125,000   Flowserve Corp.                                       3,725,000
     112,500   Kennametal Inc.                                       4,117,500
     308,400   Mykrolis Corp.                                        3,642,204
     252,700   Regal-Beloit Corp.                                    6,143,137
     215,000   Robbins & Myers, Inc.                                 5,643,750
                                                                  ------------
                                                                    26,771,906

               MARINE -- 1.7%
     475,000   Royal Caribbean Cruises Ltd.                          9,262,500

               ROAD & RAIL -- 1.6%
     280,000   Yellow Corp.                                          9,072,000

INFORMATION TECHNOLOGY SECTOR -- 19.3%
--------------------------------------

               COMMUNICATIONS EQUIPMENT -- 2.2%
     592,000   ADC Telecommunications, Inc.                          1,355,680
     160,000   Andrew Corp.                                          2,292,800
     150,000   Aware, Inc./MASS                                        570,000
     417,781   Proxim Corp.                                          1,252,925
     445,000   Stratos Lightwave, Inc.                                 712,000
     265,400   Symbol Technologies, Inc.                             2,255,900
     230,000   Tekelec                                               1,846,900
     190,000   Veritas DGC Inc.                                      2,394,000
                                                                  ------------
                                                                    12,680,205

               CONSULTING & SERVICES -- 2.1%
      35,800   Bowne & Co., Inc.                                       527,692
      61,000   CIBER, Inc.                                             442,250
     204,700   Daisytek International Corp.                          3,471,712
     595,000   Keane, Inc.                                           7,378,000
                                                                  ------------
                                                                    11,819,654

               ELECTRONIC EQUIPMENT
                 & INSTRUMENTS -- 3.4%
     293,000   KEMET Corp.                                           5,232,980
       1,200   Mercury Computer Systems Inc.                            24,840
     142,500   MKS Instruments, Inc.                                 2,859,975
     255,000   Newport Corp.                                         3,993,300
     316,139   Vishay Intertechnology, Inc.                          6,955,058
                                                                  ------------
                                                                    19,066,153

               INTERNET SOFTWARE & SERVICES -- 0.4%
     180,000   Interwoven, Inc.                                        549,000
     363,000   Openwave Systems Inc.                                 2,036,430
                                                                  ------------
                                                                     2,585,430

               SEMICONDUCTOR EQUIPMENT
                 & PRODUCTS -- 4.0%
     305,000   Asyst Technologies, Inc.                              6,206,750
     950,000   Conexant Systems, Inc.                                1,539,000
     448,200   Entegris Inc.                                         6,543,720
     736,300   Metron Technology N.V.                                6,310,091
     333,450   Skyworks Solutions, Inc.                              1,850,648
                                                                  ------------
                                                                    22,450,209

               SOFTWARE -- 7.2%
   1,455,000   Aspen Technology, Inc.                               12,134,700
     229,800   Documentum, Inc.                                      2,757,600
     306,000   E.piphany, Inc.                                       1,343,340
   1,381,000   J.D. Edwards & Co.                                   16,779,150
     900,000   Parametric Technology Corp.                           3,087,000
     471,000   Ulticom, Inc.                                         3,193,380
     250,000   Wind River Systems, Inc.                              1,252,500
                                                                  ------------
                                                                    40,547,670

MATERIALS SECTOR -- 4.7%
------------------------

               CHEMICALS -- 1.9%
     187,500   Georgia Gulf Corp.                                    4,957,500
     535,000   PolyOne Corp.                                         6,018,750
                                                                  ------------
                                                                    10,976,250

               METALS & MINING -- 0.9%
     387,700   AK Steel Holding Corp.                                4,966,437

               PAPER & FOREST PRODUCTS -- 1.9%
     657,800   Kadant Inc.                                          10,853,700

TELECOMMUNICATION SECTOR -- 1.2%
--------------------------------

               DIVERSIFIED -- 0.4%
     138,528   CIENA Corp.                                             580,432
     167,500   TESSCO Technologies Inc.                              1,641,500
                                                                  ------------
                                                                     2,221,932

               WIRELESS EQUIPMENT -- 0.4%
     249,500   Anaren Microwave, Inc.                                2,155,680

               WIRELESS SERVICES -- 0.4%
   1,123,500   Alamosa Holdings, Inc.                                1,584,135
     214,000   Triton PCS Holdings, Inc.                               834,600
                                                                  ------------
                                                                     2,418,735
                                                                  ------------
                   Total common stocks                             428,842,520

MUTUAL FUNDS -- 6.7% (A)<F3>
     170,000   iShares S&P MidCap
                 400 Index Fund                                     16,617,500
     165,000   iShares S&P SmallCap
                 600 Index Fund                                     18,892,500
     100,000   Nasdaq-100 (UIT) Index
                 Tracking Stock                                      2,607,000
                                                                  ------------
                   Total mutual funds                               38,117,000
                                                                  ------------
                   Total long-term investments                     466,959,520
 PRINCIPAL
   AMOUNT
 ---------
SHORT-TERM INVESTMENTS -- 18.1% (A)<F3>

               COMMERCIAL PAPER -- 13.6%
 $20,000,000   American Express Credit Corp.,
                 1.68%, due 07/09/02                                19,992,533
  48,000,000   Galaxy Funding, Inc., 1.64% -
                 1.65%, due 07/01/02 - 07/05/02                     47,995,425
   9,000,000   U.S. Bancorp.,
                 1.65%, due  07/08/02                                8,997,113
                                                                  ------------
                   Total commercial paper                           76,985,071

               VARIABLE RATE DEMAND NOTE -- 4.5%
  25,371,541   Firstar Bank U.S.A., N.A.                            25,371,541
                                                                  ------------
                   Total short-term investments                    102,356,612
                                                                  ------------
                   Total investments                               569,316,132
               Liabilities, less cash and
                 receivables -- (0.5%) (A)<F3>                      (2,928,045)
                                                                  ------------
                   NET ASSETS                                     $566,388,087
                                                                  ------------
                                                                  ------------
                   Net Asset Value Per Share
                     ($0.0001 par value 100,000,000
                     shares authorized), offering
                     and redemption price
                     ($566,388,087 / 20,954,826
                     shares outstanding)                          $      27.03
                                                                  ------------
                                                                  ------------

(a)<F3>  Percentages for the various classifications relate to net assets.
(b)<F4> Each security, including securities sold short, but excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Common stocks which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent bid price. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent ask price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price. Options purchased or written by the Fund are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost which approximates quoted market value.

                                 FMI FOCUS FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               PORTFOLIO MANAGER
                            BROADVIEW ADVISORS, LLC
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                                   CUSTODIAN
                   U.S. BANK INSTITUTIONAL TRUST AND CUSTODY
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Focus Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.